Other investments (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Investment in debt securities - unquoted
Investments in subsidiaries, joint ventures and associates	₨ 476,050	$ 6,280	₨ 212,238
Vashi Railway Station Commercial Complex Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	150		150
Sarayu Clean Gen Private Limited [Member]
Investment in equity instruments - unquoted
Investment in equity shares	1,560		1,560
The Gizmo App Company [Member]
Investment in debt securities - unquoted
Investment	19,000		5,513
Tasoula Energy Private Limited [Member]
Investment in debt securities - unquoted
Investment	225,000
Padvest Corporation [Member]
Investment in debt securities - unquoted
Investment	3,650
Digifresh Corporation [Member]
Investment in debt securities - unquoted
Investment	15,153
Elevo Corporation [Member]
Investment in debt securities - unquoted
Investment	₨ 211,537		₨ 205,015